Long-term investment	12 Months Ended
Dec. 31, 2020
Long-term investment
Long-term investment

12. Long-term investment

	As of
	December 31,
	2019	2020
	RMB	RMB
Equity investments	29,733	28,625

The long-term investments were included in “Other non-current assets” as presented on the Group’s consolidated balance sheets.

As of December 31, 2019 and 2020, the Group’s long-term investments primarily included two equity investments in privately-held companies. In 2018, the Group invested in preferred shares of Firestorm Holdings Limited (“Firestorm”) with a consideration of cash in US$2,137 (RMB13,944). Firestorm operates an open platform in Indonesia for discovery and recommendation of financial products. The Group invested in preferred shares of Conflux Global (“Conflux”) with a consideration of cash in US$2,000 (RMB13,050). Conflux is a decentralized applications blockchain solution provider. These preferred shares invested are not considered in-substance ordinary shares and do not have readily determinable fair value, which are accounted for using the measurement alternative method. No adjustments for the fair value were made as no orderly transactions for the identical or similar investment of the same issuer were identified during the years ended December 31, 2019 and 2020. A full impairment of RMB1,663 was made in the year of 2019 for long-term investments held by Databook. No impairment was recorded for the year ended December 31, 2020.